Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 07, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Related Party Transactions [Line Items]
Management fees					$ 284,000
Tiger Cloud LLC [Member]
Related Party Transactions [Line Items]
Management fees		$ 325,000	$ 80,000
Accounts receivable, net					1,640,000
VCV Digital Solutions [Member]
Related Party Transactions [Line Items]
Accounts receivable, net					505,000
Related Party [Member]
Related Party Transactions [Line Items]
Labor allocation expense					239,000
Due to related party				$ 334,000
Allowance for credit loss
Loans payable				18,750	0
Accounts receivable, net				370,405	2,144,506
Loan receivable		1,083,460			1,083,460
Amounts due from related parties		1,131,000			2,145,000
Related Party [Member] | Tiger Cloud LLC [Member]
Related Party Transactions [Line Items]
Related party expenses	$ 33,000			286,000	523,000
Accounts receivable, net		1,740,000		26,315	1,640,171
Related Party [Member] | VCV Digital Infrastructure Holdings [Member]
Related Party Transactions [Line Items]
Accounts receivable, net					504,335
Loan receivable		1,083,460		1,045,315	$ 1,083,460
Related Party [Member] | Atlas Cloud AI LLC [Member]
Related Party Transactions [Line Items]
Accounts receivable, net				35,500
Related Party [Member] | Tiger AIDC LLC [Member]
Related Party Transactions [Line Items]
Accounts receivable, net				39,558
Related Party [Member] | VCV Digital Solutions [Member]
Related Party Transactions [Line Items]
Accounts receivable, net		$ 609,000		$ 269,033